RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Schedule of Assets And Liabilities Measured And Disclosed At Fair Value (Details) - USD ($) $ in Millions	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Assets measured at fair value:
Cash and cash equivalents	$ 1,971	$ 2,124	$ 2,093	$ 1,907	$ 1,955	$ 3,135
Restricted cash	410		368
Property, plant and equipment	69,616		70,456
Liabilities measured at fair value:
Contingent consideration	(83)		(96)
Liabilities for which fair value is disclosed:
Total	36,756		39,538
Financial assets at amortised cost, category | Debt securities
Liabilities for which fair value is disclosed:
Financial assets, at amortized cost	375		341
Corporate borrowings
Liabilities for which fair value is disclosed:
Liabilities for which fair value is disclosed	(4,873)		(3,686)
Non-recourse borrowing
Liabilities for which fair value is disclosed:
Non Recourse Borrowings	(32,549)		(31,540)
IFRS 9 PPAs
Assets measured at fair value:
Financial instrument assets	364		452
Liabilities measured at fair value:
Financial instrument liabilities	(1,029)		(788)
Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	76		111
Liabilities measured at fair value:
Financial instrument liabilities	(104)		(154)
Interest rate swaps
Assets measured at fair value:
Financial instrument assets	225		267
Liabilities measured at fair value:
Financial instrument liabilities	(75)		(131)
Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	95		37
Liabilities measured at fair value:
Financial instrument liabilities	(722)		(427)
Tax equity
Assets measured at fair value:
Financial instrument assets	277		120
Liabilities measured at fair value:
Financial instrument liabilities	(1,054)		(968)
Investments in debt and equity securities
Assets measured at fair value:
Financial instrument assets	4,211		$ 3,424
Level 1
Assets measured at fair value:
Cash and cash equivalents	1,971
Restricted cash	410
Property, plant and equipment	0
Liabilities measured at fair value:
Contingent consideration	0
Liabilities for which fair value is disclosed:
Total	(3,007)
Level 1 | Corporate borrowings
Liabilities for which fair value is disclosed:
Liabilities for which fair value is disclosed	(3,719)
Level 1 | Non-recourse borrowing
Liabilities for which fair value is disclosed:
Non Recourse Borrowings	(1,669)
Level 1 | IFRS 9 PPAs
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 1 | Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 1 | Interest rate swaps
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 1 | Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 1 | Tax equity
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 1 | Investments in debt and equity securities
Assets measured at fair value:
Financial instrument assets	0
Level 2
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Property, plant and equipment	0
Liabilities measured at fair value:
Contingent consideration	0
Liabilities for which fair value is disclosed:
Total	(32,513)
Level 2 | Corporate borrowings
Liabilities for which fair value is disclosed:
Liabilities for which fair value is disclosed	(1,154)
Level 2 | Non-recourse borrowing
Liabilities for which fair value is disclosed:
Non Recourse Borrowings	(30,880)
Level 2 | IFRS 9 PPAs
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	(20)
Level 2 | Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	76
Liabilities measured at fair value:
Financial instrument liabilities	(104)
Level 2 | Interest rate swaps
Assets measured at fair value:
Financial instrument assets	225
Liabilities measured at fair value:
Financial instrument liabilities	(75)
Level 2 | Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	95
Liabilities measured at fair value:
Financial instrument liabilities	(722)
Level 2 | Tax equity
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 2 | Investments in debt and equity securities
Assets measured at fair value:
Financial instrument assets	46
Level 3
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Property, plant and equipment	69,616
Liabilities measured at fair value:
Contingent consideration	(83)
Liabilities for which fair value is disclosed:
Total	72,276
Level 3 | Corporate borrowings
Liabilities for which fair value is disclosed:
Liabilities for which fair value is disclosed	0
Level 3 | Non-recourse borrowing
Liabilities for which fair value is disclosed:
Non Recourse Borrowings	0
Level 3 | IFRS 9 PPAs
Assets measured at fair value:
Financial instrument assets	364
Liabilities measured at fair value:
Financial instrument liabilities	(1,009)
Level 3 | Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 3 | Interest rate swaps
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 3 | Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 3 | Tax equity
Assets measured at fair value:
Financial instrument assets	277
Liabilities measured at fair value:
Financial instrument liabilities	(1,054)
Level 3 | Investments in debt and equity securities
Assets measured at fair value:
Financial instrument assets	$ 4,165